Earnings per share - Schedule of Numbers of Shares Earnings Per Share (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average number of shares in issue
Basic	4,976	4,947	4,914
Dilution for share options and awards	62	69	57
Diluted	5,038	5,016	4,971